PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS (Details) (USD $)	12 Months Ended							3 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2012 Equity securities	Dec. 31, 2012 Debt securities	Dec. 31, 2012 Real estate and cash	Dec. 31, 2012 Defined Benefit Pension Plans	Dec. 31, 2011 Defined Benefit Pension Plans	Sep. 30, 2012 Defined Benefit Pension Plans	Sep. 30, 2011 Defined Benefit Pension Plans	Sep. 30, 2010 Defined Benefit Pension Plans	Sep. 30, 2009 Defined Benefit Pension Plans	Sep. 30, 2008 Defined Benefit Pension Plans
Deferred Compensation Plans
Minimum period in which members of management may elect to defer receiving payment for a portion of their compensation	5 years
Interest rate adjustment semi-annually (as a percent)	2.00%
Defined Contribution Plans
Minimum discretionary contribution with Board of Directors	0.5
Company contributions to defined contribution plan	$ 18,600,000	$ 18,400,000	$ 15,900,000	$ 15,400,000
Defined Benefit Pension Plans
Number of European employees covered by contributory defined benefit pension plan for which benefits were frozen (as a percent)												50.00%
Curtailment charge												693,000
Expected contribution to defined benefit pension plans in next fiscal year										4,000,000
Unrecognized actuarial loss expected to be recognized in net pension cost over next fiscal year										600,000
Unrecognized actuarial loss expected to be recognized in net pension cost over next fiscal year, net of tax										400,000
Projected benefit obligation, ABO and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets
Projected benefit obligation										215,706,000	185,485,000	183,551,000	166,170,000
Accumulated benefit obligation										209,135,000	180,156,000	178,658,000	149,545,000
Fair value of plan assets										169,323,000	144,319,000	143,696,000	132,408,000
Change in benefit obligations:
Net benefit obligation at the beginning of the year								215,706,000	185,485,000	185,485,000	183,551,000	166,170,000		146,725,000
Service cost								140,000	127,000	508,000	550,000	4,167,000	2,614,000
Interest cost								2,244,000	2,391,000	9,565,000	9,387,000	9,121,000	9,759,000
Actuarial loss (gain)										22,761,000	(1,327,000)	9,309,000	16,275,000
Participant contributions												1,210,000	1,124,000
Gross benefits paid										(5,928,000)	(5,236,000)	(5,562,000)	(5,197,000)
Foreign currency exchange rate changes										3,258,000	(728,000)	(1,078,000)	(5,130,000)
Net benefit obligation at the end of the year										215,706,000	185,485,000	183,551,000	166,170,000	146,725,000
Change in plan assets:
Fair value of plan assets at the beginning of the year								169,323,000	144,319,000	144,319,000	143,696,000	132,408,000		128,989,000
Actual return on plan assets										24,769,000	1,501,000	13,614,000	3,200,000
Employer contributions										4,354,000	5,352,000	3,374,000	9,500,000
Participant contributions												1,210,000	1,124,000
Gross benefits paid										(5,928,000)	(5,236,000)	(5,562,000)	(5,197,000)
Administrative expenses										(657,000)	(470,000)	(555,000)	(701,000)
Foreign currency exchange rate changes										2,466,000	(524,000)	(793,000)	(4,507,000)
Fair value of plan assets at the end of the year										169,323,000	144,319,000	143,696,000	132,408,000	128,989,000
Unfunded status of the plans										(46,383,000)	(41,166,000)	(39,855,000)	(33,762,000)
Unrecognized net actuarial loss										52,911,000	45,112,000	39,527,000	35,604,000
Net amount recognized										6,528,000	3,946,000	(328,000)	1,842,000
Amounts recognized in Accumulated OCI
Liability adjustment to OCI										(52,911,000)	(45,112,000)	(39,527,000)	(35,604,000)
Deferred tax asset	17,886,000	15,226,000	12,925,000	11,716,000						17,440,000	15,226,000	12,926,000	11,716,000
Accumulated other comprehensive loss	(35,471,000)	(29,886,000)	(26,601,000)	(23,888,000)						(35,471,000)	(29,886,000)	(26,601,000)	(23,888,000)
Components of net periodic pension cost
Service cost								140,000	127,000	508,000	550,000	4,167,000	2,614,000
Interest cost								2,244,000	2,391,000	9,565,000	9,387,000	9,121,000	9,759,000
Expected return on plan assets								(2,934,000)	(2,523,000)	(10,091,000)	(9,979,000)	(9,334,000)	(9,569,000)
Amortization of actuarial loss								457,000	398,000	1,593,000	985,000	917,000
Curtailment charge												693,000
Administrative expenses								19,000	21,000	82,000	85,000	92,000	100,000
Net pension cost								$ (74,000)	$ 414,000	$ 1,657,000	$ 1,028,000	$ 5,656,000	$ 2,904,000
Weighted-average assumptions used to determine benefit obligation at the end of the year
Discount rate (as a percent)										4.30%	5.20%	5.20%	5.60%
Rate of compensation increase (as a percent)										3.80%	4.30%	4.30%	4.50%
Weighted-average assumptions used to determine net periodic benefit cost at the end of the year
Discount rate (as a percent)										5.20%	5.20%	5.60%	7.30%
Expected return on plan assets (as a percent)										7.00%	7.00%	7.20%	7.80%
Rate of compensation increase (as a percent)										4.30%	4.30%	4.50%	4.80%
Target allocation percentage, minimum					40.00%	25.00%	0.00%
Target allocation percentage, maximum					75.00%	60.00%	10.00%